Label	Element	Value
Tortoise Energy Infrastructure and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Tortoise Energy Infrastructure and Income Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Portfolio Series

Tortoise MLP & Energy Income Fund
(the “Fund”)

Supplement dated July 15, 2022, to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated March 31, 2022, as amended
_____________________________________________________________________________________

Effective on September 1, 2022 (the “Effective Date”), the Fund’s name will change from “Tortoise MLP & Energy Income Fund” to “Tortoise Energy Infrastructure and Income Fund”. Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “Tortoise Energy Infrastructure and Income Fund”.
No action is required by current shareholders of the Fund as a result of this change. In addition, the change in the Fund’s name will have no effect on its investment objective or strategy.
Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.
Tortoise Energy Infrastructure and Income Fund | A Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INFRX
Tortoise Energy Infrastructure and Income Fund | C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INFFX
Tortoise Energy Infrastructure and Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INFIX